SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 03, 2023 USD ($)	Jan. 01, 2023 USD ($)	May 31, 2021 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) Segment	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Number of reportable segments | Segment						1
Revenue from contract with customer				$ 1,303,271	$ 358,129	$ 7,134,240	$ 1,084,641	$ 7,058,479
Advertising costs				160,884	$ 12,000	497,863	$ 300,259	1,111,589	1,085,300
Allowance for doubtful accounts				$ 0		$ 0		$ 0	$ 0
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life				20 years		20 years		20 years
Rancho Costa Verde Development, LLC [Member]
Property, Plant and Equipment [Line Items]
Consideration amount	$ 13,374,972	$ 13,500,000	$ 2,680,000